LONG-TERM OTHER RECEIVABLE (Details) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Long-term receivable related to the borrowing from a third party	$ 0		$ 4,247,000
Less: Long-term borrowing from a third party	0		3,000,000
Long-term other receivables	$ 0	[1]	$ 1,247,000	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).